UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

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
Investors Florida Municipal Cash Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                                  Principal
                                                                                                  Amount ($)   Value ($)
                                                                                        --------------------------------

Municipal Bonds and Notes 105.0%
Florida 78.8%
Alachua County, FL, Health Facilities Authority Revenue, Shands
Teaching Hospital, Series A, 2.28%*, 12/1/2012, SunTrust Bank (a)                           250,000             250,000
Alachua County, FL, Health Facilities Authority, Continuing Care,
Oak Hammock University of Florida Project, Series A, 2.3%*, 10/1/2032,
BNP Paribas (a)                                                                             475,000             475,000
Broward County, FL, Housing Finance Authority, Multi-Family
Housing Revenue, Series PT-703, 144A, 2.3%*, 9/1/2026                                       550,000             550,000
Collier County, FL, Health Facilities, 2.5%, 10/4/2005                                    1,000,000           1,000,000
Dade County, FL, Industrial Development Authority Revenue, Dolphins
Stadium Project, Series D, 2.22%*, 1/1/2016, Societe Generale (a)                           670,000             670,000
Dade County, FL, Industrial Development Authority Revenue, Spectrum
Programs, Inc. Project, 2.35%*, 10/1/2016, Bank of America NA (a)                           250,000             250,000
Florida, Board of Education, Lottery Revenue, Series PT-1952,
144A, 1.7%*, 1/1/2009 (b)                                                                   250,000             250,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo,
AMT, 2.37%*, 8/1/2034, Bank One NA (a)                                                      625,000             625,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park,
Series J-1, 2.28%*, 10/15/2032                                                              820,000             820,000
Florida, Ocean Highway & Port Authority Revenue, AMT,
2.4%*, 12/1/2020, Wachovia Bank NA (a)                                                      260,000             260,000
Florida, State Board of Public Education, Capital Outlay 2002,
Series E, 3.0%, 6/1/2006                                                                  1,200,000           1,204,224
Florida, Sunshine State Governmental Financing Commission Revenue,
Lehman Convention 3/1/2000, 2.4%*, 7/1/2016 (b)                                             130,000             130,000
Florida, Transportation/Tolls Revenue, Turnpike Authority,
Series R-4041, 144A, 2.32%*, 7/1/2020 (b)                                                   300,000             300,000
Highlands County, FL, Health Facilities Authority Revenue,
Adventist Health Systems:
Series B, 2.32%*, 11/15/2009, SunTrust Bank (a)                                             490,000             490,000
Series A, 2.32%*, 11/15/2032, SunTrust Bank (a)                                             325,000             325,000
Hillsborough County, FL, Aviation Authority Revenue,
Series 1060, AMT, 144A, 2.35%*, 10/1/2018 (b)                                               300,000             300,000
Hillsborough County, FL, Industrial Development Authority Revenue,
Seaboard Tampa, AMT, 2.46%*, 12/1/2016, First Union National Bank (a)                       675,000             675,000
Jacksonville, FL, Electric Authority Revenue, 2.6%, 9/7/2005                                500,000             500,000
Jacksonville, FL, Industrial Development Revenue, Airport
Hotel Project, 2.3%*, 7/1/2013, Northern Trust Co. (a)                                      800,000             800,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A,
2.36%*, 10/1/2029 (b)                                                                       500,000             500,000
Miami-Dade County, FL, Industrial Development Authority Revenue,
Gulliver Schools Project, 2.35%*, 9/1/2029, Bank of America NA (a)                          375,000             375,000
Miami-Dade County, FL, School Board Certificates of Partnership,
Series R-4022, 144A, 2.32%*, 8/1/2021 (b)                                                   900,000             900,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian
Retirement Project, 2.35%*, 11/1/2028, Bank of America NA (a)                               140,000             140,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue,
Falcon Trace Apartments Project, Series D, AMT, 2.26%*, 10/1/2032                           400,000             400,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue,
Smokewood/Sun, Series A, 2.3%*, 12/1/2022                                                   300,000             300,000
Orlando, FL, Utilities Commission Water & Electric Revenue,
Series A, 2.23%*, 10/1/2017                                                                 700,000             700,000
Pasco County, FL, School Board Certificates of Participation,
2.28%*, 8/1/2026 (b)                                                                      1,400,000           1,400,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital
Facilities, Bayfront Projects, 2.28%*, 7/1/2034, SunTrust Bank (a)                          200,000             200,000
Reedy Creek, FL, Improvement District Florida Utilities Revenue,
Series 986, 144A, 2.31%*, 10/1/2012 (b)                                                   1,000,000           1,000,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village
Project, 2.35%*, 12/1/2023, Bank of America NA (a)                                          200,000             200,000
Sarasota County, FL, Utility System Revenue, Series 852,
144A, 2.32%*, 4/1/2013 (b)                                                                  150,000             150,000
Seminole County, FL, Industrial Development Authority Revenue,
Masters Academy Project, 2.32%*, 11/1/2034, Allied Irish Bank PLC (a)                       850,000             850,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc.
Project, 2.29%*, 8/1/2022, SunTrust Bank (a)                                                300,000             300,000
                                                                                                            -----------
                                                                                                             17,289,224
California 3.2%
California, State Daily Kindergarten University, Series A-1,
2.2%*, 5/1/2034, Citibank NA (a)                                                            700,000             700,000
                                                                                                            -----------

Kentucky 2.7%
Shelby County, KY, Lease Revenue, Series A, 2.3%*, 9/1/2034, US Bank NA (a)                 600,000             600,000
                                                                                                            -----------
Puerto Rico 10.1%
ABN AMRO, Munitops Certificates Trust, Series 2000-17,
144A, 2.29%*, 10/1/2008                                                                   2,125,000           2,125,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D,
144A, 2.3%*, 7/1/2020 (b)                                                                   100,000             100,000
                                                                                                            -----------
                                                                                                              2,225,000

Texas 3.2%
Harris County, TX, Health Facilities Development Corp. Revenue,
The Methodist System, Series B, 2.3%*, 12/1/2032                                            700,000             700,000
                                                                                                            -----------
Utah 2.4%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc.,
Series D, 2.23%*, 5/15/2036                                                                 400,000             400,000
Salt Lake County, UT, Pollution Control Revenue, Service Station
Holdings Project, 2.3%*, 2/1/2008                                                           130,000             130,000
                                                                                                            -----------
                                                                                                                530,000

Virginia 4.6%
Loudoun County, VA, Industrial Development Authority Revenue,
Howard Hughes Medical, Series A, 2.3%*, 2/15/2038                                         1,000,000           1,000,000
                                                                                                            -----------

                                                                                               % of
                                                                                           Net Assets        Value ($)
                                                                                           ----------        ---------

Total Investment Portfolio  (Cost $23,044,224)                                                105.0          23,044,224
Other Assets and Liabilities, Net                                                              -5.0          -1,104,832
                                                                                                            -----------
Net Assets                                                                                    100.0          21,939,392
                                                                                                            ===========

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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:
                                                      As a % of Total
Insurance Coverage                                  Investment Portfolio
------------------------------------------------------------------------
Ambac Financial Group                                   9.2
------------------------------------------------------------------------
Financial Guaranty Insurance Company                    5.6
------------------------------------------------------------------------
Financial Security Assurance Inc.                       2.2
------------------------------------------------------------------------
MBIA Corporation                                        4.8
------------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Florida Municipal Cash Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Florida Municipal Cash Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005